PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
PROPERTY PLANT AND EQUIPMENT
Less: accumulated depreciation	$ (573,805)	$ (480,820)	$ (382,141)
Foreign exchange adjustment	4,691	178,544	(17,829)
Property, plant and equipment, net	1,524,516	1,574,984	2,916,006
Property, plant and equipment, gross		1,877,260	3,315,976
Office Equipment [Member]
Property, plant and equipment, gross	6,239	6,161	6,168
Renovation [Member]
Property, plant and equipment, gross	4,943	4,431	4,431
Computer [Member]
Property, plant and equipment, gross	15,837	14,233	13,908
Motor Vehicle [Member]
Property, plant and equipment, gross	4,730	4,240	140,989
Furniture & fittings [Member]
Property, plant and equipment, gross	4,932	4,421	16,359
Land and Building [Member]
Property, plant and equipment, gross		1,877,260	1,258,360
Plant And Machinery [Member]
Property, plant and equipment, gross	$ 2,093,630	$ 1,843,774	$ 1,875,761